UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): January 20, 2021

Commission File Number of securitizer: 025-04317

Central Index Key Number of securitizer: 0001753410

Residential Mortgage Loan Sponsor LLC

Andrew Dominus, General Counsel and Chief Compliance Officer
Telephone (212)-850 9029
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Residential Mortgage Loan Sponsor LLC has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RESIDENTIAL MORTGAGE LOAN SPONSOR LLC (Securitizer)

By: Seer Capital Management LP, its manager

By:	/s/ Chris Schoen
Name:	Chris Schoen
Title:	Authorized Signatory

Date:	January 20, 2021